Deposits and Prepayments (Details) - Schedule of Current Assets to Stockholders - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Current Assets to Stockholders [Abstract]
Deferred offering costs		€ 262,684